Investments in Associates (Tables)	12 Months Ended
Jun. 30, 2021
Interest in Other Entities [Abstract]
Movement In Investments In Associates
The movement in the investments in associates during the year is as follows:

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	146	110
Redemption of preference shares	(36)	(58)
Dividend received	(67)	—
Share of profit in associate	83	94
Balance at end of year	126	146